Business and segmental reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Revenues, Total	$ 164,403,938	$ 157,882,259	$ 67,326,634
Navig8 Group [Member]
Concentration Risk [Line Items]
Revenues, Total	$ 19,158,623	$ 17,940,808
Concentration Risk, Percentage			10.00%
Cargill International SA,Geneva [Member]
Concentration Risk [Line Items]
Revenues, Total			$ 8,868,074
Concentration Risk, Percentage	10.00%	10.00%
Womar Logistic Pte., Ltd [Member]
Concentration Risk [Line Items]
Revenues, Total			7,072,663
Concentration Risk, Percentage	10.00%	10.00%
Vitol Group [Member]
Concentration Risk [Line Items]
Revenues, Total	$ 43,960,560	$ 20,232,481	10,370,479
Koch Shipping, Inc. [Member]
Concentration Risk [Line Items]
Revenues, Total			$ 13,367,970
Concentration Risk, Percentage	10.00%	10.00%
Trafigura Pte Ltd [Member]
Concentration Risk [Line Items]
Revenues, Total	$ 17,498,550
Concentration Risk, Percentage		10.00%	10.00%